Assets Not Freely Disposable - Summary of Assets Not Free Disposable (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Cash and balances with central banks [Member]
Assets Not Freely Disposable [line items]
Financial assets pledged	€ 9,359	€ 8,503
Continuing operations [member]
Assets Not Freely Disposable [line items]
Financial assets pledged	83,740	84,152
Continuing operations [member] | Financial assets at fair value through profit or loss, category [member]
Assets Not Freely Disposable [line items]
Financial assets pledged	1,620	1,072
Continuing operations [member] | Financial assets at fair value through other comprehensive income, category [member]
Assets Not Freely Disposable [line items]
Financial assets pledged	421
Continuing operations [member] | Securities at amortised cost [Member]
Assets Not Freely Disposable [line items]
Financial assets pledged	769
Continuing operations [member] | Cash and balances with central banks [Member]
Assets Not Freely Disposable [line items]
Financial assets pledged	1,471	1,569
Continuing operations [member] | Loans And Advances To Banks [Member]
Assets Not Freely Disposable [line items]
Financial assets pledged	4,373	3,730
Continuing operations [member] | Financial Investments [Member]
Assets Not Freely Disposable [line items]
Financial assets pledged		885
Continuing operations [member] | Loans and advances to customers [Member]
Assets Not Freely Disposable [line items]
Financial assets pledged	74,352	76,083
Continuing operations [member] | Other assets [member]
Assets Not Freely Disposable [line items]
Financial assets pledged	€ 734	€ 813